VANECK MORNINGSTAR WIDE MOAT ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 99.9%
Banks : 1.3%
US Bancorp 3,189,653 $ 170,199,884
Underline
Capital Goods : 14.0%
Boeing Co.* 1,437,318 312,070,484
Deere & Co. 329,286 153,305,683
Huntington Ingalls Industries,
Inc. 1,063,784 361,761,025
IDEX Corp. 1,868,336 332,451,708
Masco Corp. 2,568,478 162,995,614
Northrop Grumman Corp. 289,808 165,251,420
Otis Worldwide Corp. 3,650,946 318,910,133
1,806,746,067
Commercial & Professional Services : 7.0%
Broadridge Financial Solutions,
Inc. 1,331,249 297,094,839
Copart, Inc. * 3,218,199 125,992,491
Equifax, Inc. 762,891 165,532,089
TransUnion 3,672,830 314,945,173
903,564,592
Consumer Discretionary Distribution &
Retail : 1.2%
Amazon.com, Inc.* 667,586 154,092,200
Underline
Consumer Durables & Apparel : 2.3%
NIKE, Inc. 4,700,333 299,458,215
Underline
Consumer Services : 4.1%
Airbnb, Inc.* 2,587,361 351,156,635
Chipotle Mexican Grill, Inc.* 4,773,209 176,608,733
527,765,368
Financial Services : 5.0%
Charles Schwab Corp. 1,657,264 165,577,246
Jack Henry & Associates, Inc. † 961,357 175,428,425
LPL Financial Holdings, Inc. 435,345 155,492,174
MarketAxess Holdings, Inc. 842,483 152,700,044
649,197,889
Food, Beverage & Tobacco : 9.3%
Brown-Forman Corp.† 11,008,600 286,884,116
Constellation Brands, Inc. 2,197,940 303,227,802
Hershey Co. 887,424 161,493,419
Mondelez International, Inc. 5,448,913 293,314,987
PepsiCo, Inc. 1,101,603 158,102,063
1,203,022,387
Health Care Equipment & Services : 4.8%
GE HealthCare Technologies,
Inc. 3,978,754 326,337,403
Zimmer Biomet Holdings, Inc.† 3,240,504 291,386,120
617,723,523
Household & Personal Products : 7.4%
Clorox Co. 2,874,569 289,842,793
Estee Lauder Cos, Inc. 3,352,553 351,079,350
Kenvue, Inc. 18,102,141 312,261,932
953,184,075
Number
of Shares Value
Media & Entertainment : 2.5%
Meta Platforms, Inc. 240,586 $ 158,808,413
Walt Disney Co. 1,490,541 169,578,849
328,387,262
Pharmaceuticals, Biotechnology & Life
Sciences : 13.8%
Agilent Technologies, Inc. 1,240,638 168,813,613
Amgen, Inc. 570,428 186,706,789
Bristol-Myers Squibb Co. 6,466,940 348,826,743
Danaher Corp. 1,504,364 344,379,007
Merck & Co., Inc. 1,865,551 196,367,898
Thermo Fisher Scientific, Inc. 321,707 186,413,121
West Pharmaceutical Services,
Inc. 640,259 176,160,861
Zoetis, Inc. 1,357,712 170,827,324
1,778,495,356
Semiconductors & Semiconductor
Equipment : 6.7%
Applied Materials, Inc. 959,821 246,664,399
Entegris, Inc. † 1,895,771 159,718,707
NVIDIA Corp. 864,610 161,249,765
NXP Semiconductors NV 1,387,490 301,168,579
868,801,450
Software & Services : 16.5%
Adobe, Inc.* 916,127 320,635,289
Fortinet, Inc. * 3,935,862 312,546,801
Microsoft Corp. 634,107 306,666,827
Oracle Corp. 727,438 141,784,941
Salesforce, Inc. 1,237,541 327,836,986
ServiceNow, Inc. * 939,805 143,968,728
Tyler Technologies, Inc. * 628,975 285,523,201
Workday, Inc.* 1,394,134 299,432,101
2,138,394,874
Technology Hardware & Equipment : 1.3%
Motorola Solutions, Inc. 431,940 165,571,241
Underline
Transportation : 2.7%
United Parcel Service, Inc. 3,511,568 348,312,430
Underline
Total Common Stocks
(Cost: $12,864,090,116) 12,912,916,813
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 0.8%
Money Market Fund: 0.8%
(Cost: $98,664,117)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 3.80%(a) 98,664,117 98,664,117
Total Investments: 100.7%
(Cost: $12,962,754,233) 13,011,580,930
Liabilities in excess of other assets: (0.7)% (94,784,872)
NET ASSETS: 100.0% $ 12,916,796,058
* Non-income producing

VANECK MORNINGSTAR WIDE MOAT ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
* See Schedule of Investments for geographic sectors.
† Security fully or partially on loan. Total market value of securities on loan is $320,634,850.
(a) Rate shown is the 7-day yield as of 12/31/25.
The summary of inputs used to value the Fund's investments as of December 31, 2025 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks
 *
$ 12,912,916,814 $ — $ — $ 12,912,916,813
Money Market Fund 98,664,117 — — 98,664,117
Total Investments $ 13,011,580,931 $ — $ — $ 13,011,580,930